Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 37,370	$ 6,296	$ 7,536
Current year acquisition	0	49,934	0
Additions to tax positions - current year	423	9,462	98
Additions to tax positions - prior years	1,718	0	0
Reductions to tax positions - current year	(652)	0	0
Reductions to tax positions - prior years	(12,755)	(7,733)	(1,338)
Settlements	(8,750)	(5,313)	0
Lapses in statutes of limitations	(3,014)	(15,276)	0
Balance at end of year	$ 14,340	$ 37,370	$ 6,296